Cover	12 Months Ended
Apr. 30, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ELASTIC N.V.
Entity Central Index Key	0001707753